Investments - Gross unrealized losses and fair value by type and length of time held in a continuous unrealized loss position (Details) $ in Millions	Dec. 31, 2021 USD ($) security	Dec. 31, 2020 USD ($) security
U.S. government and agencies
Less than 12 months
Number of issues | security	20	10
Fair value	$ 346	$ 17
Unrealized losses	$ (7)	$ 0
12 months or more
Number of issues | security	9	0
Fair value	$ 11	$ 0
Unrealized losses	(1)	0
Total unrealized losses
Total unrealized losses	$ (8)	$ 0
Municipal
Less than 12 months
Number of issues | security	101	7
Fair value	$ 196	$ 31
Unrealized losses	$ (4)	$ 0
12 months or more
Number of issues | security	0	0
Fair value	$ 0	$ 0
Unrealized losses	0	0
Total unrealized losses
Total unrealized losses	$ (4)	$ 0
Corporate
Less than 12 months
Number of issues | security	581	114
Fair value	$ 3,372	$ 558
Unrealized losses	$ (93)	$ (19)
12 months or more
Number of issues | security	57	25
Fair value	$ 314	$ 153
Unrealized losses	(21)	(21)
Total unrealized losses
Total unrealized losses	$ (114)	$ (40)
ABS
Less than 12 months
Number of issues | security	55	5
Fair value	$ 639	$ 2
Unrealized losses	$ (3)	$ 0
12 months or more
Number of issues | security	1	4
Fair value	$ 0	$ 5
Unrealized losses	0	(2)
Total unrealized losses
Total unrealized losses	$ (3)	$ (2)
MBS
Less than 12 months
Number of issues | security	42	3
Fair value	$ 619	$ 0
Unrealized losses	$ (1)	$ 0
12 months or more
Number of issues | security	0	10
Fair value	$ 0	$ 0
Unrealized losses	0	0
Total unrealized losses
Total unrealized losses	$ (1)	$ 0
Fixed income securities
Less than 12 months
Number of issues | security	799	139
Fair value	$ 5,172	$ 608
Unrealized losses	$ (108)	$ (19)
12 months or more
Number of issues | security	67	39
Fair value	$ 325	$ 158
Unrealized losses	(22)	(23)
Total unrealized losses
Total unrealized losses	$ (130)	$ (42)
Investment grade fixed income securities
Less than 12 months
Number of issues | security	662	69
Fair value	$ 4,882	$ 388
Unrealized losses	$ (98)	$ (5)
12 months or more
Number of issues | security	56	19
Fair value	$ 281	$ 73
Unrealized losses	(19)	(17)
Total unrealized losses
Total unrealized losses	$ (117)	$ (22)
Below investment grade fixed income securities
Less than 12 months
Number of issues | security	137	70
Fair value	$ 290	$ 220
Unrealized losses	$ (10)	$ (14)
12 months or more
Number of issues | security	11	20
Fair value	$ 44	$ 85
Unrealized losses	(3)	(6)
Total unrealized losses
Total unrealized losses	$ (13)	$ (20)